Consolidated Statements of Operations (USD $)	12 Months Ended		97 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Revenue
Royalties			$ 15,658
Geological services	7,804		7,804
	7,804		23,462
Operating expenses
Administration	40,355	44,056	359,551
Advertising and promotion	39,840	202,125	567,075
Amortization	4,489	3,107	7,596
Automobile	7,166	27,662	100,547
Bank charges	6,346	6,374	29,332
Consulting fees	232,068	318,914	1,017,330
Interest on current debt	165,387	104,314	378,495
IVA expense	4,640	33,780	38,420
Mineral exploration costs	231,852	1,156,868	2,137,106
Office	21,189	25,631	74,126
Professional development			5,116
Professional fees	105,468	225,858	799,605
Rent	13,579	13,582	68,850
Regulatory	39,651	28,433	116,730
Travel and entertainment	32,223	96,014	324,903
Salaries, wages and benefits	81,148	84,029	217,859
Stock based compensation		527,318	527,318
Foreign exchange loss	(334)	14,653	14,618
Write-down of unproved mineral properties	83,159	15,470	324,314
	1,108,226	2,928,188	7,108,891
Net loss	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.06)	$ (0.19)
Weighted average number of shares outstanding - basic and diluted (in Shares)	17,865,307	15,759,661